                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   (203) 863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     142

Form 13F Information Table Value Total:     $254,452
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                           March, 2000

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
AppleComputer         COM            03783310   1,946,601  14,333 SH          SOLE           NONE     SOLE
AbbottLaboratories    COM            00282410     888,766  25,258 SH          SOLE           NONE     SOLE
ADCTelecommunications COM            00088610   1,116,775  20,729 SH          SOLE           NONE     SOLE
AssociatesFirst
  Capital             COM            04600810     248,675  11,600 SH          SOLE           NONE     SOLE
AmericanHomeProducts  COM            02660910   1,167,953  21,780 SH          SOLE           NONE     SOLE
AmericanInt'lGroup    COM            02687410   2,519,595  23,010 SH          SOLE           NONE     SOLE
AllstateCorporation   COM            02000210     321,469  13,500 SH          SOLE           NONE     SOLE
AlteraCorp.           COM            02144110   1,134,457  12,711 SH          SOLE           NONE     SOLE
AppliedMaterials      COM            03822210   3,419,767  36,284 SH          SOLE           NONE     SOLE
Amgen                 COM            03116210   2,660,791  43,353 SH          SOLE           NONE     SOLE
AmericaOnlineInc.     COM            02364J10   2,573,792  38,272 SH          SOLE           NONE     SOLE
AmericanPower
  Conversion          COM            02906610     488,089  11,384 SH          SOLE           NONE     SOLE
AtmelCorporation      COM            04951310     516,353  10,002 SH          SOLE           NONE     SOLE
AutomaticData
  Processing          COM            05301510     757,525  15,700 SH          SOLE           NONE     SOLE
BoeingCompanyThe      COM            09702310     584,238  15,400 SH          SOLE           NONE     SOLE
BankofAmericaCorp.    COM            06050510   1,510,200  28,800 SH          SOLE           NONE     SOLE
BedBath&BeyondInc.    COM            07589610     444,938  11,300 SH          SOLE           NONE     SOLE
BellAtlanticCorp.     COM            07785310   1,241,388  20,309 SH          SOLE           NONE     SOLE
Biogen                COM            09059710   1,103,256  15,789 SH          SOLE           NONE     SOLE
BellSouthCorporation  COM            07986010   1,259,600  26,800 SH          SOLE           NONE     SOLE
Bristol-Myers
  SquibbCo.           COM            11012210   1,726,725  29,900 SH          SOLE           NONE     SOLE
BroadVision           COM            11141210     545,007  12,145 SH          SOLE           NONE     SOLE
Citicorp              COM            17303410   3,469,781  58,500 SH          SOLE           NONE     SOLE
CBSCorporation        COM            12490K10     723,837  12,783 SH          SOLE           NONE     SOLE
CarnivalCorporation   COM            14365810     250,060  10,078 SH          SOLE           NONE     SOLE
CendantCorporation    COM            15131310     213,287  11,529 SH          SOLE           NONE     SOLE
ConcordEFS            COM            20619710     244,560  10,662 SH          SOLE           NONE     SOLE
ChironCorporation     COM            17004010     527,727  10,581 SH          SOLE           NONE     SOLE
ChevronCorporation    COM            16675110   1,006,275  10,886 SH          SOLE           NONE     SOLE
Colgate-Palmolive
  Company             COM            19416210     779,215  13,822 SH          SOLE           NONE     SOLE
ChaseManhattanCorp.   COM            16161A10   1,417,930  16,263 SH          SOLE           NONE     SOLE
ComcastCorporation    COM            20030020   1,565,404  36,090 SH          SOLE           NONE     SOLE
CMGIInc.              COM            12575010   1,458,219  12,869 SH          SOLE           NONE     SOLE
ConexantSystemsInc.   COM            20714210     829,919  11,689 SH          SOLE           NONE     SOLE


                                4




ConocoInc.            COM            20825140     264,578  10,325 SH          SOLE           NONE     SOLE
3ComCorporation       COM            88553510     915,143  16,452 SH          SOLE           NONE     SOLE
CostcoWholesaleCorp.  COM            22160K10   1,014,877  19,308 SH          SOLE           NONE     SOLE
CampbellSoupCompany   COM            13442910     381,300  12,400 SH          SOLE           NONE     SOLE
CompaqComputerCorp.   COM            20449310     758,813  28,500 SH          SOLE           NONE     SOLE
CompuwareCorporation  COM            20563810     335,420  15,925 SH          SOLE           NONE     SOLE
CiscoSystems          COM            17275R10  17,316,144 223,976 SH          SOLE           NONE     SOLE
CitrixSystems         COM            17737610   1,020,051  15,397 SH          SOLE           NONE     SOLE
E.I.DuPontdeNemours   COM            26353410   1,176,363  22,248 SH          SOLE           NONE     SOLE
DellComputer
  Corporation         COM            24702510   4,898,064  90,810 SH          SOLE           NONE     SOLE
WaltDisneyCompany     COM            25468710   1,419,163  34,300 SH          SOLE           NONE     SOLE
EchoStar
  Communications      COM            27876210     921,614  11,666 SH          SOLE           NONE     SOLE
EMCCorporation        COM            26864810   2,126,500  17,012 SH          SOLE           NONE     SOLE
EnronCorp.            COM            29356110     883,525  11,800 SH          SOLE           NONE     SOLE
LMEricsson
  TelephoneCo.        COM            29482140   1,242,640  13,246 SH          SOLE           NONE     SOLE
FordMotorCompany      COM            34537010     712,031  15,500 SH          SOLE           NONE     SOLE
FleetBoston
  Corporation         COM            33903010     405,223  11,102 SH          SOLE           NONE     SOLE
FannieMae             COM            31358610     993,582  17,605 SH          SOLE           NONE     SOLE
SprintFONGroup        COM            85206110     919,800  14,600 SH          SOLE           NONE     SOLE
FreddieMac            COM            31340030     512,663  11,602 SH          SOLE           NONE     SOLE
FirstarCorporation    COM            33761C10     370,991  16,174 SH          SOLE           NONE     SOLE
FirstUnionCorporation COM            33735810     777,445  20,871 SH          SOLE           NONE     SOLE
GilletteCompany       COM            37576610     689,681  18,300 SH          SOLE           NONE     SOLE
GlobalCrossingLtd.    COM            G3921A10   2,221,678  54,270 SH          SOLE           NONE     SOLE
GeneralElectric
  Company             COM            36960410   8,544,779  55,061 SH          SOLE           NONE     SOLE
GeneralMotorsCorp.    COM            37044210   1,043,438  12,600 SH          SOLE           NONE     SOLE
Gap                   COM            36476010     626,940  12,586 SH          SOLE           NONE     SOLE
GTECorporation        COM            36232010   1,112,073  15,663 SH          SOLE           NONE     SOLE
HomeDepot             COM            43707610   2,573,486  39,899 SH          SOLE           NONE     SOLE
Household
  International       COM            44181510     394,953  10,585 SH          SOLE           NONE     SOLE
AlliedSignal          COM            01951210     580,142  11,011 SH          SOLE           NONE     SOLE
Hewlett-Packard
  Company             COM            42823610   2,466,856  18,609 SH          SOLE           NONE     SOLE
IBM                   COM            45920010   3,257,508  27,606 SH          SOLE           NONE     SOLE
ImmunexCorporation    COM            45252810   2,222,914  35,041 SH          SOLE           NONE     SOLE
IntelCorporation      COM            45814010  14,281,706 108,246 SH          SOLE           NONE     SOLE
Intuit                COM            46120210     789,362  14,517 SH          SOLE           NONE     SOLE
JDSUniphase
  Corporation         COM            46612J10   3,969,279  32,923 SH          SOLE           NONE     SOLE
Johnson&Johnson       COM            47816010   1,884,681  26,900 SH          SOLE           NONE     SOLE
KLA-TencorCorporation COM            48248010   1,116,650  13,254 SH          SOLE           NONE     SOLE
Coca-ColaCompany      COM            19121610   1,931,009  41,140 SH          SOLE           NONE     SOLE
KrogerCompany         COM            50104410     242,679  13,818 SH          SOLE           NONE     SOLE
MBNACorporation       COM            55262L10     334,050  13,100 SH          SOLE           NONE     SOLE
LinearTechnologyCorp. COM            53567810   1,188,550  21,610 SH          SOLE           NONE     SOLE


                                5




EliLilly&Co.          COM            53245710   1,316,700  20,900 SH          SOLE           NONE     SOLE
LucentTechnologies
  Inc.                COM            54946310   3,151,042  51,869 SH          SOLE           NONE     SOLE
Level3Communications  COM            UnKnown    1,068,392  10,103 SH          SOLE           NONE     SOLE
MayDepartmentStores   COM            57777810     292,923  10,278 SH          SOLE           NONE     SOLE
McDonald'sCorporation COM            58013510     668,613  17,800 SH          SOLE           NONE     SOLE
Medtronic             COM            58505510   1,038,935  20,198 SH          SOLE           NONE     SOLE
MellonFinancialCorp.  COM            58551A10     356,950  12,100 SH          SOLE           NONE     SOLE
MetromediaFiber
  Network             COM            59168910   1,000,202  10,338 SH          SOLE           NONE     SOLE
PhilipMorrisCompanies COM            71815410     842,888  39,900 SH          SOLE           NONE     SOLE
Motorola              COM            62007610   1,911,384  13,425 SH          SOLE           NONE     SOLE
Merck&Co.             COM            58933110   2,069,943  33,319 SH          SOLE           NONE     SOLE
MicrosoftCorp.        COM            59491810  18,115,944 170,503 SH          SOLE           NONE     SOLE
MonsantoCompany       COM            61166210     544,510  10,573 SH          SOLE           NONE     SOLE
MorganStanley
  DeanWitt.           COM            61744644   1,566,000  19,200 SH          SOLE           NONE     SOLE
MaximIntegrated
  Products            COM            57772K10   1,195,129  16,818 SH          SOLE           NONE     SOLE
NationalCity
  Corporation         COM            63540510     210,375  10,200 SH          SOLE           NONE     SOLE
Novell                COM            67000610     478,496  16,716 SH          SOLE           NONE     SOLE
NortelNetworksCorp.   COM            65656910   3,346,812  26,562 SH          SOLE           NONE     SOLE
NetworkAppliance      COM            64120L10   1,717,725  20,758 SH          SOLE           NONE     SOLE
NextelCommunications  COM            65332V10   4,014,017  27,076 SH          SOLE           NONE     SOLE
BancOneCorporation    COM            06423A10     646,250  18,800 SH          SOLE           NONE     SOLE
OracleCorporation     COM            68389X10   7,746,298  99,232 SH          SOLE           NONE     SOLE
Paychex               COM            70432610     994,339  18,985 SH          SOLE           NONE     SOLE
PitneyBowes           COM            72447910     451,344  10,100 SH          SOLE           NONE     SOLE
SprintPCSGroup        COM            85206150     927,438  14,200 SH          SOLE           NONE     SOLE
PepsiCo               COM            71344810     701,619  20,300 SH          SOLE           NONE     SOLE
Pfizer                COM            71708110   2,353,675  64,374 SH          SOLE           NONE     SOLE
Procter&GambleCo.     COM            74271810   1,237,500  22,000 SH          SOLE           NONE     SOLE
ParametricTechnology  COM            69917310     461,943  21,932 SH          SOLE           NONE     SOLE
PeopleSoft            COM            71271310     431,420  21,571 SH          SOLE           NONE     SOLE
QUALCOMM              COM            74752510   7,790,231  52,174 SH          SOLE           NONE     SOLE
RoyalDutch
  PetroleumCo.        COM            78025780   2,371,575  41,200 SH          SOLE           NONE     SOLE
SBCCommunicationsInc. COM            78387G10   2,523,150  60,075 SH          SOLE           NONE     SOLE
StarbucksCorporation  COM            85524410     525,203  11,720 SH          SOLE           NONE     SOLE
CharlesSchwabCorp.    COM            80851310     784,013  13,800 SH          SOLE           NONE     SOLE
Schering-PloughCorp.  COM            80660510     830,550  22,600 SH          SOLE           NONE     SOLE
SchlumbergerLtd.      COM            80685710     901,935  11,790 SH          SOLE           NONE     SOLE
SaraLeeCorp.          COM            80311110     277,200  15,400 SH          SOLE           NONE     SOLE
SouthernCompany       COM            84258710     241,425  11,100 SH          SOLE           NONE     SOLE
Staples               COM            85503010     423,000  21,150 SH          SOLE           NONE     SOLE
PanAmSatCorporation   COM            69793310     657,438  13,400 SH          SOLE           NONE     SOLE
SunMicrosystems       COM            86681010   5,719,247  61,046 SH          SOLE           NONE     SOLE
SyscoCorporation      COM            87182910     393,205  11,018 SH          SOLE           NONE     SOLE
AT&TCorporation       COM            00195710   3,003,188  53,390 SH          SOLE           NONE     SOLE
Tellabs               COM            87966410     845,419  13,426 SH          SOLE           NONE     SOLE


                                6




TimeWarner            COM            88731510   2,143,100  21,431 SH          SOLE           NONE     SOLE
TexasInstruments      COM            88250810   2,000,000  12,500 SH          SOLE           NONE     SOLE
TycoInt'l.Ltd.(NEW)   COM            90212410   1,408,470  28,240 SH          SOLE           NONE     SOLE
MediaOneGroup         COM            91288920     831,141  10,261 SH          SOLE           NONE     SOLE
UnileverN.V.          COM            90478450     695,021  14,442 SH          SOLE           NONE     SOLE
USANetworksInc.       COM            UnKnown      309,106  13,700 SH          SOLE           NONE     SOLE
U.S.Bancorp(NEW)      COM            90297310     268,013  12,252 SH          SOLE           NONE     SOLE
Viacom                COM            92552430     617,175  11,700 SH          SOLE           NONE     SOLE
VeritasSoftwareCorp.  COM            92343610   3,198,365  24,415 SH          SOLE           NONE     SOLE
VitesseSemiconductor  COM            92849710   1,011,491  10,509 SH          SOLE           NONE     SOLE
WalgreenCompany       COM            93142210     435,175  16,900 SH          SOLE           NONE     SOLE
MCIWorldCom           COM            55268B10   3,860,716  85,202 SH          SOLE           NONE     SOLE
WellsFargo&Co.        COM            94974610   1,283,063  31,342 SH          SOLE           NONE     SOLE
Warner-LambertCompany COM            93448810   1,384,500  14,200 SH          SOLE           NONE     SOLE
WilliamsCompanies     COM            96945710     518,463  11,800 SH          SOLE           NONE     SOLE
Wal-MartStores        COM            93114210   4,147,071  74,722 SH          SOLE           NONE     SOLE
Xilinx                COM            98391910   2,047,953  24,730 SH          SOLE           NONE     SOLE
ExxonMobilCorporation COM            30231G10   4,795,118  61,624 SH          SOLE           NONE     SOLE
XeroxCorporation      COM            98412110     280,800  10,800 SH          SOLE           NONE     SOLE
Yahoo!Inc.            COM            98433210   3,572,141  20,844 SH          SOLE           NONE     SOLE
                                     Total:      $254,452































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02618001.AA4